Industry Segments	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Industry Segments	Industry Segments
The Company discloses segment information that is consistent with the way in which management operates and views its business. Effective during the quarter ended September 30, 2022, the Company increased its reportable segments to eight segments. All segments and the subsidiaries within each segment are geographically located in North America. The financial results are logical to review in this manner for comparison, trend, deviations, etc. purposes.
Management excludes the following when reviewing the profit/loss by segment.
•Intercompany Sales/COGS
•Management fees to the parent Company
•Income tax benefit/expense
There has not been any change to the measurement method in how management reviews the profit/loss by segment.
The reporting segments and their business activity are as follows:
A4 Construction Services Morris Sheet Metal (“MSM”) provides commercial construction services primarily as a sheet metal contractor.
A4 Construction Services Excel Construction (“Excel”) provides commercial construction services primarily as a sheet metal contractor.
A4 Manufacturing Quality Circuit Assembly (QCA) is a contract manufacturer within the technology industry.
A4 Manufacturing Alternative Labs (“Alt Labs”) is a contract manufacturer within the dietary & nutraceutical supplements industry.
A4 Defense Thermal Dynamics does contracting for the US Government particularity for the US Defense Department and US Department of State.
A4 Technologies RCA Commercial Electronics (“RCA”) is a B2B commercial electronics manufacturer.
A4 Technologies ElecJet is a battery research & development company.
A4 Aerospace Vayu is a drone aircraft manufacturer.
A4 All Other includes the QCA-Central, Identified Technologies and Corporate operating segments.
The Company’s reportable segments for the years ended December 31, 2022 and 2021:

	Years Ended December 31,
	2022	2021
Revenue
A4 Construction Services - MSM	$18,290,019	$16,191,284
A4 Construction Services - Excel	1,761,572	1,803,739
A4 Manufacturing - QCA	16,763,989	14,258,084
A4 Manufacturing - Alt Labs	12,889,992	11,674,220
A4 Defense - TDI	10,046,658	4,467,376
A4 Technologies - RCA	40,092,612	1,454,451
A4 Technologies - ElecJet	1,098,534	89,018
A4 Aerospace - Vayu	81,100	—
All Other	3,538,526	1,702,641
	$104,563,002	$51,640,813

Gross profit
A4 Construction Services - MSM	$1,374,517	$(385,266)
A4 Construction Services - Excel	3,681	(92,765)
A4 Manufacturing - QCA	3,258,082	2,763,213
A4 Manufacturing - Alt Labs	2,343,368	3,749,878
A4 Defense - TDI	3,082,844	1,073,636
A4 Technologies - RCA	10,687,202	379,740
A4 Technologies - ElecJet	(236,636)	76,818
A4 Aerospace - Vayu	13,087	—
All Other	1,188,257	132,744
	$21,714,402	$7,697,998

Income (loss) from operations
A4 Construction Services - MSM	$(883,922)	$(4,247,240)
A4 Construction Services - Excel	(973,934)	(1,969,535)
A4 Manufacturing - QCA	702,875	1,426,141
A4 Manufacturing - Alt Labs	2,284,308	(3,027,203)
A4 Defense - TDI	1,072,306	(282,882)
A4 Technologies - RCA	2,525,619	(100,328)
A4 Technologies - ElecJet	(1,107,254)	(62,163)
A4 Aerospace - Vayu	(3,336,279)	(4,875,829)
All Other	(11,039,503)	(8,983,320)
	$(10,755,784)	$(22,122,359)

Depreciation and amortization
A4 Construction Services - MSM	$684,563	$846,808
A4 Construction Services - Excel	267,966	291,556
A4 Manufacturing - QCA	417,172	377,868
A4 Manufacturing - Alt Labs	983,931	611,079
A4 Defense - TDI	288,950	191,740
A4 Technologies - RCA	979,206	49,299
A4 Technologies - ElecJet	414,333	33,833
A4 Aerospace - Vayu	1,025,412	1,093,995
All Other	1,113,005	658,181
	$6,174,538	$4,154,359

Interest Expenses
A4 Construction Services - MSM	$421,287	$706,607
A4 Construction Services - Excel	245,855	291,263
A4 Manufacturing - QCA	262,551	230,044
A4 Manufacturing - Alt Labs	351,503	72,060
A4 Defense - TDI	11,975	825
A4 Technologies - RCA	159,878	15,347
A4 Technologies - ElecJet	—	—
A4 Aerospace - Vayu	10,677	9
All Other	1,660,406	1,973,078
	$3,124,132	$3,289,233

Net income (loss)
A4 Construction Services - MSM	$(1,246,295)	$(1,481,382)
A4 Construction Services - Excel	(1,219,789)	(1,899,512)
A4 Manufacturing - QCA	367,760	1,774,139
A4 Manufacturing - Alt Labs	2,054,958	(2,643,752)
A4 Defense - TDI	1,060,331	(270,289)
A4 Technologies - RCA	2,365,741	(115,675)
A4 Technologies - ElecJet	(1,110,727)	(62,163)
A4 Aerospace - Vayu	(3,346,956)	(4,852,182)
All Other	(11,800,336)	(9,932,322)
	$(12,875,313)	$(19,483,138)

	As of December 31, 2022	As of December 31, 2021
Total Assets
A4 Construction Services - MSM	$11,309,049	$10,935,355
A4 Construction Services - Excel	3,359,818	3,050,206
A4 Manufacturing - QCA	20,988,492	11,869,711
A4 Manufacturing - Alt Labs	26,636,905	23,173,298
A4 Defense - TDI	13,497,381	11,982,580
A4 Technologies - RCA	27,191,977	28,174,091
A4 Technologies - ElecJet	12,897,440	12,904,267
A4 Aerospace - Vayu	14,632,530	14,702,838
All Other	$15,118,622	$17,831,504
	$145,632,214	$134,623,850

Goodwill
A4 Construction Services - MSM	$113,592	$113,592
A4 Construction Services - Excel	—	—
A4 Manufacturing - QCA	1,963,761	1,963,761
A4 Manufacturing - Alt Labs	4,410,564	4,410,564
A4 Defense - TDI	6,426,786	6,426,786
A4 Technologies - RCA	1,355,728	1,355,728
A4 Technologies - ElecJet	6,496,343	6,496,343
A4 Aerospace - Vayu	—	—
All Other	1,913,310	1,913,310
	$22,680,084	$22,680,084

Accounts receivable, net
A4 Construction Services - MSM	$5,188,521	$3,906,271
A4 Construction Services - Excel	288,243	286,972
A4 Manufacturing - QCA	3,867,141	2,339,597
A4 Manufacturing - Alt Labs	1,833,502	406,333
A4 Defense - TDI	1,905,314	1,371,184
A4 Technologies - RCA	3,232,559	2,961,201
A4 Technologies - ElecJet	12,888	37,744
A4 Aerospace - Vayu	—	—
All Other	811,776	565,874
	$17,139,944	$11,875,176
Segment ReportingThe Company discloses segment information that is consistent with the way in which management operates and views its business. Effective during the quarter ended September 30, 2022, the Company increased its reportable segments to eight segments. All segments and the subsidiaries within each segment are geographically located in North America. The financial results are logical to review in this manner for comparison, trend, deviations, etc. purposes.
Management excludes the following when reviewing the profit/loss by segment.
•Intercompany Sales/COGS
•Management fees to the parent Company
•Income tax benefit/expense
There has not been any change to the measurement method in how management reviews the profit/loss by segment.
The operating segments and their business activity are as follows:
A4 Construction Services - Morris Sheet Metal (“MSM”) provides commercial construction services primarily as a sheet metal contractor.
A4 Construction Services - Excel Construction (“Excel”) provides commercial construction services primarily as a sheet metal contractor.
A4 Manufacturing - Quality Circuit Assembly ("QCA") is a contract manufacturer within the technology industry.
A4 Manufacturing - Alternative Labs (“Alt Labs”) is a contract manufacturer within the dietary & nutraceutical supplements industry.
A4 Defense - Thermal Dynamics does contracting for the US Government particularly for the US Defense Department and US Department of State.
A4 Technologies - RCA Commercial Electronics (“RCA”) is a business-to-business ("B2B") commercial electronics manufacturer.
A4 Technologies - ElecJet is a battery research and development company.
A4 Aerospace - Vayu is a drone aircraft manufacturer.
A4 All Other includes the QCA-Central, Identified Technologies and Corporate.

	Three Months Ended March 31,
	2023	2022
Revenue
A4 Construction Services - MSM	$3,813,140	$3,767,390
A4 Construction Services - Excel	332,864	288,814
A4 Manufacturing - QCA	4,191,643	4,318,860
A4 Manufacturing - Alt Labs	4,226,914	3,824,138
A4 Defense - TDI	2,970,087	2,687,981
A4 Technologies - RCA	7,453,423	9,237,259
A4 Technologies - ElecJet	102,495	556,729
A4 Aerospace - Vayu	—	25,000
All Other	1,271,147	$885,983
	$24,361,713	$25,592,154
Gross profit

A4 Construction Services - MSM	$231,888	$463,806
A4 Construction Services - Excel	(150,008)	(98,974)
A4 Manufacturing - QCA	897,715	1,027,184
A4 Manufacturing - Alt Labs	948,752	901,479
A4 Defense - TDI	616,582	843,189
A4 Technologies - RCA	2,374,178	2,184,328
A4 Technologies - ElecJet	(73,809)	(62,029)
A4 Aerospace - Vayu	(2,410)	25,000
All Other	373,568	$353,474
	$5,216,456	$5,637,457
Income (loss) from operations
A4 Construction Services - MSM	$(404,413)	$(315,698)
A4 Construction Services - Excel	(432,081)	(319,990)
A4 Manufacturing - QCA	19,097	414,448
A4 Manufacturing - Alt Labs	(559,125)	(987,483)
A4 Defense - TDI	181,534	423,140
A4 Technologies - RCA	475,864	566,290
A4 Technologies - ElecJet	(245,421)	(304,346)
A4 Aerospace - Vayu	(820,967)	(806,897)
All Other	(3,354,961)	(2,425,619)
	$(5,140,473)	$(3,756,155)
Depreciation and amortization
A4 Construction Services - MSM	$174,298	$166,404
A4 Construction Services - Excel	67,525	—
A4 Manufacturing - QCA	116,879	100,479
A4 Manufacturing - Alt Labs	208,554	307,035
A4 Defense - TDI	72,433	72,090
A4 Technologies - RCA	244,804	170,046
A4 Technologies - ElecJet	105,666	101,500
A4 Aerospace - Vayu	258,911	274,669
All Other	278,713	277,441
	$1,527,783	$1,469,664
Interest expense
A4 Construction Services - MSM	$113,710	$103,025
A4 Construction Services - Excel	60,570	61,985
A4 Manufacturing - QCA	163,645	36,289
A4 Manufacturing - Alt Labs	64,680	57,116
A4 Defense - TDI	17,347	—
A4 Technologies - RCA	85,956	54,817
A4 Technologies - ElecJet	—	—
A4 Aerospace - Vayu	5,958	—
All Other	487,004	295,729
	$998,870	$608,961
Net income (loss)
A4 Construction Services - MSM	$(480,600)	$(362,367)

A4 Construction Services - Excel	(492,651)	(381,975)
A4 Manufacturing - QCA	(144,187)	373,867
A4 Manufacturing - Alt Labs	(658,756)	(1,111,462)
A4 Defense - TDI	164,187	423,140
A4 Technologies - RCA	389,908	511,473
A4 Technologies - ElecJet	(245,421)	(304,346)
A4 Aerospace - Vayu	(826,925)	(806,897)
All Other	(3,474,698)	(2,340,993)
	$(5,769,143)	$(3,999,560)
The Company’s reportable segments as of March 31, 2023, and December 31, 2022, were as follows:

	As of March 31, 2023	As of December 31, 2022
Total assets
A4 Construction Services - MSM	$10,699,259	$11,309,049
A4 Construction Services - Excel	3,390,848	3,359,818
A4 Manufacturing - QCA	21,046,251	20,988,492
A4 Manufacturing - Alt Labs	27,083,918	26,636,905
A4 Defense - TDI	13,748,110	13,497,381
A4 Technologies - RCA	23,339,534	27,191,977
A4 Technologies - ElecJet	12,972,480	12,897,440
A4 Aerospace - Vayu	13,594,000	14,632,530
All Other	16,070,325	15,118,622
	$141,944,725	$145,632,214
Goodwill
A4 Construction Services - MSM	$113,592	$113,592
A4 Construction Services - Excel	—	—
A4 Manufacturing - QCA	1,963,761	1,963,761
A4 Manufacturing - Alt Labs	4,410,564	4,410,564
A4 Defense - TDI	6,426,786	6,426,786
A4 Technologies - RCA	1,355,728	1,355,728
A4 Technologies - ElecJet	6,496,343	6,496,343
A4 Aerospace - Vayu	—	—
All Other	1,913,310	1,913,310
	$22,680,084	$22,680,084
Accounts receivable, net
A4 Construction Services - MSM	$3,790,520	$5,188,521
A4 Construction Services - Excel	222,895	288,243
A4 Manufacturing - QCA	3,397,802	3,867,141
A4 Manufacturing - Alt Labs	1,994,703	1,833,502
A4 Defense - TDI	2,367,869	1,905,314
A4 Technologies - RCA	2,845,356	3,232,559
A4 Technologies - ElecJet	22,959	12,888
A4 Aerospace - Vayu	(491)	—
All Other	898,915	811,776
	$15,540,528	$17,139,944